Other Liabilities, Provisions and Commitments - Summary of Changes in Balance of Provisions Recorded (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Balance at beginning of the period	$ 5,100
Balance at end of the period	4,150	$ 5,100
Taxes
Disclosure of other provisions [line items]
Balance at beginning of the period	2,540	4,696	$ 5,038
Penalties and other charges	30	0	1
New contingencies	148	186	368
Cancellation and adjustments	(59)	(152)	(247)
Payments	(236)	(187)	(68)
Reversal of indemnifiable items	0	(1,177)	0
Other Effects	(263)	0	0
Effect of foreign currency exchange rates	(94)	(826)	(396)
Balance at end of the period	2,066	2,540	4,696
Labor
Disclosure of other provisions [line items]
Balance at beginning of the period	1,681	2,222	2,340
Penalties and other charges	303	228	249
New contingencies	363	227	465
Cancellation and adjustments	(445)	(51)	(273)
Contingencies added in business combinations	0	0	44
Payments	(358)	(561)	(401)
Effect of foreign currency exchange rates	(72)	(384)	(202)
Balance at end of the period	1,472	1,681	2,222
Legal
Disclosure of other provisions [line items]
Balance at beginning of the period	879	1,065	920
Penalties and other charges	68	8	94
New contingencies	26	193	128
Cancellation and adjustments	(241)	(141)	(45)
Contingencies added in business combinations	0	0	77
Payments	(97)	(111)	(44)
Effect of foreign currency exchange rates	(23)	(135)	(65)
Balance at end of the period	$ 612	$ 879	$ 1,065